SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) shares in Millions, $ in Millions	Mar. 25, 2019	Feb. 20, 2019
Subsequent Event [Line Items]
Capital contribution		$ 70.0
EQH
Subsequent Event [Line Items]
Percentage of ownership	48.30%
Secondary Offering | AXA
Subsequent Event [Line Items]
Shares issued (in shares)	46
Secondary Offering | EQH
Subsequent Event [Line Items]
Shares issued (in shares)	30